CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues	¥ 3,598,905	$ 493,048	¥ 4,198,889	¥ 3,604,919
Cost of revenues	1,418,076	194,276	1,903,041	1,796,867
Selling and marketing expenses	1,599,186	219,088	2,048,090	2,026,468
Research and development expenses	732,553	100,359	901,452	763,362
General and administrative expenses	330,173	45,234	418,531	621,973
Related Party
Revenues	30,830		35,147	40,520
Cost of revenues	29,332		37,074	149,547
Selling and marketing expenses	57,339		2,585	2,541
Research and development expenses	1,167		0	0
General and administrative expenses	3,792		0	0
Cost of revenues
Share-based compensation expenses	3,949	542	9,751	11,861
Selling and marketing expenses
Share-based compensation expenses	(1,975)	(271)	13,882	24,334
Research and development expenses
Share-based compensation expenses	7,916	1,084	49,847	62,503
General and administrative expenses
Share-based compensation expenses	¥ 49,372	$ 6,764	¥ 91,176	¥ 275,197